UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2002

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 11/4/2002
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $108,296
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



                                  Title       CUSIP         Value      Shares        Invsmnt  Discret  Other       Voting Authority
                                 Of Class                  (x1000)                    Sole    Shared   Mgrs       Sole  Shared None

AmSurg Corp.                       COM      03232P405       3,592      119,075                                   119,075
Apollo Group Inc -                 CL A     037604105       2,993       68,927                                    68,927
Bank of America                    COM      060505104         669       10,492                                    10,492
Beckman Coulter Inc.               COM      075811109       1,928       49,817                                    49,817
Berkshire Hathaway                 CL B     084670207       3,535        1,434                                     1,434
Blockbuster                        CL A     093679108       1,543       62,215                                    62,215
Boeing                             COM      097023105       1,016       29,760                                    29,760
Brown & Brown Inc.                 COM      115236101       1,426       47,540                                    47,540
CEC Entertainment                  COM      125137109       1,310       38,405                                    38,405
Choicepoint                        COM      170388102       1,541       43,236                                    43,236
Cisco Systems                      COM      17275R102         137       13,094                                    13,094
Darden Restaurants                 COM      237194105         705       29,095                                    29,095
Diamonds Tr UT Ser 1            UNIT SER 1  252787106       6,259       82,355                                    82,355
Diebold Inc                        COM      253651103       3,593      109,139                                   109,139
Encana Corp                        COM      292505104       3,564      118,405                                   118,405
Expeditors Intl Wash               COM      302130109       3,380      120,985                                   120,985
Exxon Mobil Corp                   COM      30231G102       1,382       43,322                                    43,322
Fifth Third Bancorp                COM      316773100       1,875       30,620                                    30,620
First Health Group                 COM      320960107       2,451       90,390                                    90,390
Gallagher Arthur J &               COM      363576109         584       23,683                                    23,683
Garmin Ltd                         ORD      G37260109       1,656       89,290                                    89,290
General Dynamics                   COM      369550108       3,103       38,151                                    38,151
General Electric                   COM      369604103         300       12,168                                    12,168
Harley Davidson                    COM      412822108       1,438       30,955                                    30,955
Hospitality Pptys Trst             COM      44106M102         255        7,700                                     7,700
Imperial Oil LTD                   COM      453038408         580       19,991                                    19,991
Intel Corp                         COM      458140100         265       19,053                                    19,053
Kopin Corp                         COM      500600101          38       11,000                                    11,000
Lincare Holdings                   COM      532791100       2,612       84,150                                    84,150
Mattel                             COM      577081102       3,513      195,057                                   195,057
Microsoft                          COM      594918104       1,924       43,994                                    43,994
Moodys Corp.                       COM      615369105       3,735       77,008                                    77,008
MSC Software                       COM      553531104         133       15,600                                    15,600
Nortel Networks                    COM      656568102           7       12,598                                    12,598
Oxford Health Plans                COM      691471106         631       16,216                                    16,216
Pfizer                             COM      717081103         807       27,818                                    27,818
S & P Dpstry Rpts               UNIT SER 1  78462F103      11,757      143,741                                   143,741
S & P Midcap 400                   COM      464287507      12,443      167,576                                   167,576
S&P Smallcap 600                   COM      464287804       5,681       60,995                                    60,995
Teva Pharmaceutical                ADR      881624209       2,894       43,190                                    43,190
United Parcel Cl B                 CL B     911312106       2,297       36,733                                    36,733
Utilities Select               SBI INT-UTIL 81369Y886       3,947      211,435                                   211,435
Varian Medical                     COM      92220P105       2,632       61,224                                    61,224
Waste Mgt. Inc Del                 COM      94106L109       2,163       92,770                                    92,770

Totals                                                    108,296    2,650,403                                 2,650,403